Summary of Significant Accounting Policies (Details)	10 Months Ended
Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Federal deposit insurance coverage | $	$ 250,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to possible redemption | shares	33,286,067